TRANSAMERICA FUNDS

Supplement to the Currently Effective Statement of Additional Information

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Transamerica Emerging Markets Debt

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Emerging Markets Debt	Logan Circle Partners, LP	0.27% of the first $250 million 0.24% over $250 million up to $400 million 0.20% in excess of $400 million

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Transamerica Emerging Markets Equity

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Emerging Markets Equity	0.95% of the first $250 million 0.91% over $250 million up to $500 million 0.86% over $500 million up to $1 billion 0.84% in excess of $1 billion

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services- Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Emerging Markets Equity	ClariVest Asset Management LLC	0.49% of the first $250 million 0.45% over $250 million up to $500 million 0.43% over $500 million up to $1 billion 0.41% in excess of $1 billion

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Transamerica Flexible Income

Effective July 2, 2018, Transamerica Flexible Income will be renamed Transamerica Bond. All references to Transamerica Flexible Income in the Statement of Additional Information will be revised to be Transamerica Bond (formerly Transamerica Flexible Income) on such date.

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “General Description of the Trust and the Funds” section of the Statement of Additional Information:

Fund Name	Fund Name History
Transamerica Bond (formerly Transamerica Flexible Income)	Transamerica Flexible Income was renamed Transamerica Bond on July 2, 2018.

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Bond (formerly Transamerica Flexible Income)	0.41% of the first $500 million 0.39% over $500 million up to $1 billion 0.38% over $1 billion up to $1.5 billion 0.375% in excess of $1.5 billion

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Expense Limitation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund	Expense Cap		Expiration Date of Expense Cap
Transamerica Bond (formerly Transamerica Flexible Income)	Class A	1.10%	March 1, 2019
	Class B	1.85%	March 1, 2019
	Class C	1.75%	March 1, 2019
	Class I	0.50%	March 1, 2019
	Class I2	0.75%	March 1, 2019
	Class R1	1.35%	March 1, 2019
	Class R6	0.44%	March 1, 2019
	Advisor Class	0.85%	March 1, 2019
	Class T1	1.10%	March 1, 2019
	Class T2	1.10%	March 1, 2019

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Bond (formerly Transamerica Flexible Income)	Aegon USA Investment Management, LLC	0.12% of the first $250 million 0.10% over $250 million up to $500 million 0.08% over $500 million up to $1 billion 0.075% in excess of $1 billion

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Transamerica Unconstrained Bond

Effective July 2, 2018, the following information supplements the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Unconstrained Bond(2)	0.67% of the first $1 billion 0.655% over $1 billion up to $2 billion 0.65% in excess of $2 billion

(2)	Effective July 2, 2018, PineBridge Investments LLC (“PineBridge”), the sub-adviser for Transamerica Unconstrained Bond, agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of daily nets assets). Effective July 2, 2018, TAM has agreed to voluntarily waive its management fee in an amount equal to any savings resulting from PineBridge’s voluntary waiver of its sub-advisory fee. These waivers by PineBridge and TAM are voluntary. PineBridge’s sub-advisory fee waiver may be discontinued by PineBridge upon obtaining consent from TAM.

Effective July 2, 2018, the following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Unconstrained Bond(18)	PineBridge Investments LLC	0.25% of the first $1 billion 0.245% over $1 billion up to $2 billion 0.24% in excess of $2 billion

(18)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with the assets of Transamerica Inflation-Protected Securities. Effective July 2, 2018, the sub-adviser has agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of daily net assets). This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.

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Investors Should Retain this Supplement for Future Reference

June 29, 2018